Other Long-Term Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deferred pension assets (Note 19)	$ 99	$ 358
Right-of-Use assets	47	53
Other long-term assets	25	11
Total other assets	$ 171	$ 422
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Total other assets	Total other assets